Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details)	Dec. 31, 2024
Building [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Estimated Residual Value	5.00%
Motor vehicles [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	10 years
Estimated Residual Value	5.00%
Furniture and equipment [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Estimated Residual Value	5.00%
Office improvements [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Estimated Residual Value	0.00%
Minimum [Member] | Building [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	20 years
Minimum [Member] | Furniture and equipment [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	3 years
Minimum [Member] | Office improvements [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	3 years
Maximum [Member] | Building [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	50 years
Maximum [Member] | Furniture and equipment [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	5 years
Maximum [Member] | Office improvements [Member]
Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	5 years